Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
January 31, 2017

Dates Covered
Collections Period	01/01/17 - 01/31/17
Interest Accrual Period	01/17/17 - 02/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/16	587,518,100.25	32,736
Yield Supplement Overcollateralization Amount 12/31/16	23,190,312.70	0
Receivables Balance 12/31/16	610,708,412.95	32,736
Principal Payments	22,985,073.11	710
Defaulted Receivables	1,781,263.77	99
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/17	21,949,557.14	0
Pool Balance at 01/31/17	563,992,518.93	31,927

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	54.22%

Prepayment ABS Speed	1.56%

Overcollateralization Target Amount	25,379,663.35
Actual Overcollateralization	25,379,663.35

Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	6.11%
Weighted Average Remaining Term	50.11

Delinquent Receivables:
Past Due 31-60 days	11,033,717.60	562
Past Due 61-90 days	3,238,647.13	166
Past Due 91-120 days	545,170.31	33
Past Due 121+ days	0.00	0
Total	14,817,535.04	761

Total 31+ Delinquent as % Ending Pool Balance	2.63%

Recoveries	1,112,526.63

Aggregate Net Losses/(Gains) - January 2017	668,737.14

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.31%
Prior Net Losses Ratio	2.26%
Second Prior Net Losses Ratio	1.46%
Third Prior Net Losses Ratio	1.68%
Four Month Average	1.68%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.09%

Flow of Funds	$ Amount

Collections	26,252,742.96
Advances	(9,610.10)
Investment Earnings on Cash Accounts	13,280.66
Servicing Fee	(508,923.68)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	25,747,489.84

Distributions of Available Funds
(1) Class A Interest	635,176.50
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	22,466,930.16
(7) Distribution to Certificateholders	2,607,471.51
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,747,489.84

Servicing Fee	508,923.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 01/17/17	561,079,785.74
Principal Paid	22,466,930.16
Note Balance @ 02/15/17	538,612,855.58

Class A-1
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-2a
Note Balance @ 01/17/17	122,657,482.28
Principal Paid	15,231,817.02
Note Balance @ 02/15/17	107,425,665.26
Note Factor @ 02/15/17	38.3663090%

Class A-2b
Note Balance @ 01/17/17	58,262,303.46
Principal Paid	7,235,113.14
Note Balance @ 02/15/17	51,027,190.32
Note Factor @ 02/15/17	38.3663085%

Class A-3
Note Balance @ 01/17/17	234,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	234,000,000.00
Note Factor @ 02/15/17	100.0000000%

Class A-4
Note Balance @ 01/17/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	125,000,000.00
Note Factor @ 02/15/17	100.0000000%

Class B
Note Balance @ 01/17/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	21,160,000.00
Note Factor @ 02/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	673,088.17
Total Principal Paid	22,466,930.16
Total Paid	23,140,018.33

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	98,125.99
Principal Paid	15,231,817.02
Total Paid to A-2a Holders	15,329,943.01

Class A-2b
One-Month Libor	0.76833%
Coupon	1.16833%
Interest Paid	54,833.84
Principal Paid	7,235,113.14
Total Paid to A-2b Holders	7,289,946.98

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6669786
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.2630011
Total Distribution Amount	22.9299797

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3504500
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	54.3993465
Total A-2a Distribution Amount	54.7497965

A-2b Interest Distribution Amount	0.4122845
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	54.3993469
Total A-2b Distribution Amount	54.8116314

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/16	153,270.54
Balance as of 01/31/17	143,660.44
Change	(9,610.10)

Reserve Account
Balance as of 01/17/17	2,581,024.89
Investment Earnings	1,198.60
Investment Earnings Paid	(1,198.60)
Deposit/(Withdrawal)	-
Balance as of 02/15/17	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89